Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Assumption - Unique Logistics International, Inc. [Member] - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	May 31, 2023	May 31, 2022
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Assumption [Line Items]
Estimated time to capital raise (in Dollars)		$ 39.0
Estimated value of common stock (in Dollars per share)	$ 10
Estimated time to financing event	5 months 1 day	6 months
Measurement Input, Risk Free Interest Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Assumption [Line Items]
Probability of capital raise	5.50%	1.60%
Measurement Input Probability Of Capital Raise Rate [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Assumption [Line Items]
Probability of capital raise	90.00%	50.00%